Schedule of After Tax Benefits Related To Interest and Penalties in Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Income tax examination, penalties and interest expense	$ 33	$ 82	$ 60